AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 81.5%
Long-Term Municipal Bonds – 81.5%
Alabama – 1.6%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$130,770
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44(a)	595	695,519
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	832,640

		1,658,929

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38(a)	135	154,379

Arizona – 2.9%
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 5/20/33	304	350,300
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2018
5.00%, 7/01/48	2,000	2,414,860
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	108,929
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	138,539

		3,012,628

California – 8.1%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	208,131
California Community Housing Agency
Series 2020N
5.00%, 2/01/50(a) (b)	190	223,959
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/38	850	1,058,590
California Housing Finance
Series 20192
4.00%, 3/20/33	160	188,672
	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CHF-Riverside II LLC)
5.00%, 5/15/40	$250	$309,778
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45(a)	250	271,175
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.50%, 12/01/58(a)	250	297,050
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47	1,305	1,367,366
M-S-R Energy Authority (Citigroup, Inc.)
Series 2009B
6.50%, 11/01/39	1,000	1,626,200
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2017D
5.00%, 5/01/25	2,250	2,693,047

		8,243,968

Colorado – 2.6%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	615	676,125
Colorado Health Facilities Authority
Series 2013
5.25%, 1/01/40 (Pre-refunded/ETM)	170	190,709
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	380	465,135
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	235,110
Copper Ridge Metropolitan District
5.00%, 12/01/39	500	535,710
Vauxmont Metropolitan District
AGM
5.00%, 12/15/28	380	443,977
5.00%, 12/01/50(b)	100	118,244

		2,665,010

Connecticut – 2.0%
City of New Haven CT
Series 2018A
5.50%, 8/01/38	615	748,080
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,220,270
Series 2018A
	Principal Amount (000)	U.S. $ Value

3.75%, 9/15/20	$100	$101,133

		2,069,483

District of Columbia – 1.2%
District of Columbia (District of Columbia Pers Income Tax)
Series 2019A
3.00%, 3/01/38	285	299,435
District of Columbia (Freedom Forum, Inc. (The))
NATL
4.50%, 8/01/38(c)	400	400,000
4.94%, 8/01/38(c)	400	400,000
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	115,055

		1,214,490

Florida – 5.6%
Bexley Community Development District
Series 2016
4.875%, 5/01/47	100	105,067
Brevard County School District (Brevard County School District COP)
Series 2015B
5.00%, 7/01/25	290	350,346
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus)
5.00%, 12/15/50(a)	100	105,486
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48(a)	110	119,001
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/22	310	332,553
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	928,731
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	314,062
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/36	230	140,735
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49(a)	495	499,534
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	270	321,309
Pinellas County Industrial Development Authority
5.00%, 7/01/39	505	596,319
School District of Broward County/FL
	Principal Amount (000)	U.S. $ Value

Series 2015
5.00%, 7/01/25	$365	$442,668
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2018
5.00%, 4/01/48	655	773,535
Village Community Development District No. 13
3.55%, 5/01/39(a)	635	658,514

		5,687,860

Georgia – 1.3%
City of Atlanta GA Department of Aviation
Series 2012A
5.00%, 1/01/31	310	332,599
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	760	832,550
Municipal Electric Authority of Georgia
5.00%, 1/01/38	100	121,410

		1,286,559

Guam – 0.3%
Territory of Guam
5.00%, 11/15/31	240	288,166

Illinois – 7.7%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	325	374,166
Series 2012A
5.00%, 12/01/42	240	259,742
Series 2019A
5.00%, 12/01/29-12/01/30	200	247,369
Series 2019B
5.00%, 12/01/33	100	122,191
Chicago O'Hare International Airport
Series 2015C
5.00%, 1/01/34	335	388,091
Series 2017B
5.00%, 1/01/35	725	882,977
Illinois Finance Authority (Illinois Institute of Technology)
4.00%, 9/01/35	100	109,798
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 5/15/48	85	74,775
Series 2016C
2.00%, 5/15/55(d) (e) (f)	15	449
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	107,467
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	286,920
	Principal Amount (000)	U.S. $ Value

Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	$465	$500,847
Metropolitan Pier & Exposition Authority
5.00%, 6/15/50(b)	640	768,390
Series 2015B
5.00%, 12/15/45	600	678,498
State of Illinois
Series 2013
5.50%, 7/01/25	270	302,368
Series 2016
5.00%, 2/01/24	375	419,993
Series 2017D
5.00%, 11/01/26-11/01/27	930	1,115,408
Series 2018A
5.00%, 10/01/27	1,000	1,209,120

		7,848,569

Indiana – 0.8%
Indiana Finance Authority (Bethany Circle of King's Daughters' of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	163,421
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	212,770
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40	100	110,373
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39(a)	350	355,365

		841,929

Iowa – 0.4%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/48	325	366,922

Kentucky – 1.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
4.00%, 2/01/34	385	427,854
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	206,882
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2019A
4.00%, 8/01/39	160	181,277
	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	$65	$68,111
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	425	495,231
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	269,496

		1,648,851

Louisiana – 2.7%
City of New Orleans LA Water System Revenue
Series 2014
5.00%, 12/01/34	100	114,938
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman's Hospital Foundation)
Series 2017
5.00%, 10/01/36	675	822,136
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23(f) (g)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue)
5.00%, 7/01/59	1,335	1,599,023
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	215	252,350

		2,788,450

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25(a)	100	113,467
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	178,551

		292,018

Maryland – 1.0%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	142,873
	Principal Amount (000)	U.S. $ Value

City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38	$150	$168,783
Maryland Economic Development Corp. (Air Cargo Obligated Group)
4.00%, 7/01/44	600	667,542

		979,198

Massachusetts – 1.1%
Massachusetts Development Finance Agency (Merrimack College)
Series 2014
5.125%, 7/01/44	620	692,168
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22(d) (h)	325	278,336
Series 2017A
7.75%, 12/01/44(a)	140	126,917

		1,097,421

Michigan – 0.5%
City of Detroit MI
5.00%, 4/01/38	75	85,447
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	115	125,370
Michigan Finance Authority
Series 2015
5.00%, 12/01/32 (Pre-refunded/ETM)	235	256,888

		467,705

Minnesota – 0.3%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
NATL
2.28%, 8/01/28(c)	200	200,000
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
5.00%, 8/01/49	105	116,776

		316,776

Missouri – 0.2%
Kansas City Industrial Development Authority
5.00%, 7/01/40(a)	190	195,542

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	108,675

	Principal Amount (000)	U.S. $ Value

Nevada – 1.4%
Clark County School District
Series 2017C
5.00%, 6/15/36	$1,300	$1,427,725

New Hampshire – 0.4%
New Hampshire Business Finance Authority
Series 20201
4.125%, 1/20/34	115	137,844
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC)
2.00%, 6/01/49(a)	175	175,647
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	122,230

		435,721

New Jersey – 4.4%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	30	30,093
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	260,767
Series 2014P
5.00%, 6/15/29	200	226,572
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,966
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36	280	341,320
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	652,872
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	243,439
Series 2018A
5.00%, 12/15/35	340	412,135
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32 (Pre-refunded/ETM)	315	346,176
Series 2017B
5.00%, 1/01/32	540	683,289
Tobacco Settlement Financing Corp.
Series 2018B
	Principal Amount (000)	U.S. $ Value

5.00%, 6/01/46	$1,045	$1,196,253

		4,485,882

New Mexico – 0.1%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	145	145,110

New York – 3.8%
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	315	358,631
Monroe County Industrial Development Corp./NY (St. Ann's of Greater Rochester Obligated Group)
5.00%, 1/01/40	550	615,620
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32	865	1,106,698
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34(a)	200	238,930
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	493,331
New York State Dormitory Authority (Trustees of Columbia University IN the City of New York (The))
Series 2016A
5.00%, 10/01/46	250	398,623
Series 2018A
5.00%, 10/01/48	100	163,091
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	397,171
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37	120	124,061

		3,896,156

North Carolina – 0.6%
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	604,645

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38(a)	100	99,240

	Principal Amount (000)	U.S. $ Value

Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority
Zero Coupon, 6/01/52	$1,000	$56,900
Series 2007A-2
5.875%, 6/01/47	235	236,008
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	484,943
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	175	207,062
County of Cuyahoga/OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	419,776
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	205	237,369
County of Marion OH (United Church Homes, Inc. Obligated Group)
5.125%, 12/01/49	100	101,497
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40	100	102,846
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19(e) (i)	100	106,000
Series 2009D
4.25%, 8/01/29	145	155,513
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	100	107,250
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.)
3.25%, 9/01/29	580	613,043
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
4.25%, 1/15/38(a)	185	207,492
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	140	150,150

		3,185,849

Oklahoma – 1.8%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group)
3.25%, 9/01/39	505	522,842
	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (Oklahoma City University Obligated Group)
5.00%, 8/01/49	$1,180	$1,358,345

		1,881,187

Pennsylvania – 6.3%
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	130	139,425
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,235,680
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	2,000	2,453,780
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35	100	109,346
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A
3.25%, 8/01/39(a)	510	514,248
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	100	116,039
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	241,858
School District of Philadelphia (The)
Series 2019A
5.00%, 9/01/44	1,350	1,662,363

		6,472,739

Puerto Rico – 4.8%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23	30	25,575
Series 2011A
5.75%, 7/01/24(e) (f)	40	32,750
Series 2012A
5.75%, 7/01/28(e) (f)	100	78,375
Series 2014A
8.00%, 7/01/35(e) (f)	175	122,500
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40	149	117,526
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38-7/01/44	175	180,031
6.125%, 7/01/24	145	158,231
Series 2012A
	Principal Amount (000)	U.S. $ Value

5.00%, 7/01/22-7/01/33	$215	$228,569
5.125%, 7/01/37	25	26,719
5.25%, 7/01/29-7/01/42	200	214,750
5.50%, 7/01/28	75	81,094
5.75%, 7/01/37	50	54,313
6.00%, 7/01/47	50	54,437
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/32	85	68,106
5.00%, 7/01/37(e) (f)	245	196,306
Series 2010A
5.25%, 7/01/30	15	12,056
Series 2010C
5.00%, 7/01/21(e) (f)	25	20,031
Series 2010D
5.00%, 7/01/28(e) (f)	15	12,019
Series 2010X
5.25%, 7/01/40	150	120,562
Series 2010Z
5.25%, 7/01/24	40	32,150
Series 2012A
5.00%, 7/01/29	50	40,063
5.00%, 7/01/42(e) (f)	10	8,013
AGM Series 2007V
5.25%, 7/01/31	375	427,556
NATL Series 2007V
5.25%, 7/01/35	100	109,081
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	125	143,674
AGC Series 2007N
5.25%, 7/01/36	110	126,568
NATL Series 2007N
5.25%, 7/01/32	100	109,248
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	390	401,973
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46	654	214,487
Series 2019A
4.329%, 7/01/40	440	477,699
5.00%, 7/01/58	867	974,855

		4,869,317

South Carolina – 0.9%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	220	246,125
Series 2014C
5.00%, 12/01/46	325	368,566
Series 2016A
	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/36	$265	$315,287

		929,978

Tennessee – 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35(a)	370	385,377
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37-8/01/38	130	147,907
5.00%, 8/01/44-8/01/49	740	904,020
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49(a)	135	152,547
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/35	215	257,351

		1,847,202

Texas – 5.8%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	588,985
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	109,146
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	300,009
Series 2015
5.00%, 9/01/31	160	184,621
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	692,329
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28(a)	100	107,751
Love Field Airport Modernization Corp. (Dallas Love Field)
Series 2015
5.00%, 11/01/32	500	590,820
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31(a)	450	487,251
North Texas Tollway Authority (North Texas Tollway System)
	Principal Amount (000)	U.S. $ Value

Series 2015B
5.00%, 1/01/34	$250	$293,220
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
4.00%, 1/01/50(a) (b)	100	102,724
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48	150	169,681
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/25	675	729,088
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2020A
5.75%, 12/01/54	456	480,189
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	109,330
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58	235	278,125
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (Pre-refunded/ETM)	55	58,069
Trinity River Authority
Series 2015
5.00%, 2/01/21	335	348,460
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/22	230	253,241

		5,883,039

Virginia – 0.6%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates
2.65%, 6/15/36	375	398,756
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	165	166,533

		565,289

Washington – 1.6%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	280	330,851
Port of Seattle WA
Series 2015C
	Principal Amount (000)	U.S. $ Value

5.00%, 4/01/33	$510	$585,857
State of Washington
5.00%, 6/01/37-6/01/40(b)	200	247,104
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	205	250,928
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47(a)	100	107,255
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44(a)	100	114,193

		1,636,188

West Virginia – 0.7%
Tobacco Settlement Finance Authority
Series 2007A
7.467%, 6/01/47	700	752,787

Wisconsin – 0.9%
UMA Education, Inc.
5.00%, 10/01/25-10/01/29(a)	330	382,994	New Buys
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group)
5.00%, 11/01/54	100	109,652
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	109,975
Wisconsin Public Finance Authority (Mary's Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42(a)	130	145,994
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48(a)	125	132,288

		880,903

Total Municipal Obligations (cost $77,753,243)		83,232,485

	Shares

INVESTMENT COMPANIES – 2.8%
Funds and Investment Trusts – 2.8%
iShares National Muni Bond ETF(j) (cost $2,887,995)	25,000	2,895,000

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 6.1%
United States – 6.1%
U.S. Treasury Notes
1.25%, 8/31/24	$1,000	$996,875
1.50%, 9/15/22	4,150	4,169,453
1.625%, 9/30/26	1,000	1,012,813

Total Governments - Treasuries (cost $6,126,580)		6,179,141

CORPORATES - INVESTMENT GRADE – 1.8%
Industrial – 1.3%
Basic – 0.1%
Glencore Funding LLC
3.00%, 10/27/22(a)	100	101,484

Capital Goods – 0.5%
General Electric Co.
3.375%, 3/11/24	250	262,892
Boeing Co. (The)
3.10%, 5/01/26	300	313,545

		576,437

Communications - Telecommunications – 0.2%
AT&T, Inc.
3.067% (LIBOR 3 Month + 1.18%), 6/12/24(k)	165	168,114

Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	200,192

Consumer Non-Cyclical – 0.3%
Cigna Corp.
3.40%, 9/17/21	165	169,333
CVS Health Corp.
3.35%, 3/09/21	133	135,297

		304,630

		1,350,857

Financial Institutions – 0.5%
Insurance – 0.3%
Centene Corp.
4.25%, 12/15/27(a)	232	241,846

REITS – 0.2%
Equinix, Inc.
5.875%, 1/15/26	190	201,495

		443,341

Total Corporates - Investment Grade (cost $1,747,534)		1,794,198

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Risk Share Floating Rate – 1.6%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
	Principal Amount (000)	U.S. $ Value

3.011% (LIBOR 1 Month + 1.35%), 8/25/28(a) (k)	$200	$200,524
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(a) (k)	252	253,484
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.711% (LIBOR 1 Month + 2.05%), 7/25/49(a) (k)	55	55,467
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.061% (LIBOR 1 Month + 4.40%), 1/25/24(k)	469	510,545
Series 2016-C01, Class 1M2
8.411% (LIBOR 1 Month + 6.75%), 8/25/28(k)	110	121,690
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(k)	398	437,985

Total Collateralized Mortgage Obligations (cost $1,599,752)		1,579,695

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Financial Institutions – 0.3%
Insurance – 0.3%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22(a) (l)	300	279,462

Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23(a)	130	132,217

Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings SA
5.50%, 8/01/23	275	220,767

		352,984

Total Corporates - Non-Investment Grade (cost $657,120)		632,446

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	78	77,921

Non-Agency Floating Rate CMBS – 0.5%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.676% (LIBOR 1 Month + 1.00%), 11/15/33(a) (k)	250	250,000
DBWF Mortgage Trust
Series 2018-GLKS, Class A
	Principal Amount (000)	U.S. $ Value

2.688% (LIBOR 1 Month + 1.03%), 11/19/35(a) (k)	$275	$274,652

		524,652

Total Commercial Mortgage-Backed Securities (cost $601,964)		602,573

ASSET-BACKED SECURITIES – 0.5%
Credit Cards - Fixed Rate – 0.3%
World Financial Network Credit Card Master Trust
Series 2018-B, Class A
3.46%, 7/15/25	335	344,284

Other ABS - Fixed Rate – 0.2%
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27(a)	172	174,056

Total Asset-Backed Securities (cost $506,908)		518,340

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
2.971% (LIBOR 3 Month + 1.14%), 1/15/31(a) (k) (cost $250,000)	250	249,148

	Shares

SHORT-TERM INVESTMENTS – 5.4%
Investment Companies – 5.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(j) (m) (n) (cost $5,504,668)	5,504,668	5,504,668

Total Investments – 101.1% (cost $97,635,764)(o)		103,187,694
Other assets less liabilities – (1.1)%		(1,097,455)

Net Assets – 100.0%		$102,090,239

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)%	Quarterly	3.07%	USD	4,950	$(442,586)	$(427,493)	$(15,093)
* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	7,330	1/15/25	1.671%	CPI#	Maturity	$16,202	$—	$16,202
USD	3,950	8/09/24	1.690%	CPI#	Maturity	(2,299)	—	(2,299)
USD	2,210	6/17/24	1.760%	CPI#	Maturity	(7,974)	—	(7,974)
________ ________ ________
$5,929	$—	$5,929
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	4,590	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	$49,346	$—	$49,346
USD	8,270	12/11/21	3 Month LIBOR	2.868%	Quarterly/ Semi-Annual	232,668	—	232,668
USD	3,350	1/07/22	3 Month LIBOR	2.488%	Quarterly/ Semi-Annual	70,331	—	70,331
USD	7,720	4/01/22	3 Month LIBOR	1.863%	Quarterly/ Semi-Annual	113,410	—	113,410
c	USD	5,500	4/01/44	3 Month LIBOR	2.013%	Quarterly/ Semi-Annual	395,207	—	395,207
USD	5,500	4/01/54	1.583%	3 Month LIBOR	Semi-Annual/ Quarterly	141,731	—	141,731

$1,002,693	$—	$1,002,693

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	17	$(1,050)	$(1,693)	$643
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	515	(31,750)	(61,308)	29,558
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,000	(61,733)	(130,776)	69,043
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	171	(10,556)	(16,761)	6,205
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	9	(555)	(904)	349
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	114	(7,028)	(11,469)	4,441
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,000	(61,733)	(133,054)	71,321
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	750	(46,238)	(72,305)	26,067
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	149	(9,198)	(14,176)	4,978
JP Morgan Securities, LLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	2,750	26,645	45,522	(18,877)

						$(203,196)	$(396,924)	$193,728

* Termination date

INFLATION (CPI) SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	3,600	10/29/21	2.125%	CPI#	Maturity	$ (55,976)	$ -	$ (55,976)
JPMorgan Chase Bank	USD	2,000	7/15/25	2.087%	CPI#	Maturity	(46,095)	-	(46,095)
JPMorgan Chase Bank	USD	2,500	7/15/22	1.775%	CPI#	Maturity	(10,758)	-	(10,758)
JPMorgan Chase Bank, NA	USD	1,170	7/15/24	2.165%	CPI#	Maturity	(19,189)	-	(19,189)
________ ________ ________
							$ (132,018)	$ -	$ (132,018)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
INTEREST RATE SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	2,220	10/09/29	1.120%	SIFMA*	Quarterly	$ (10,399)	$ -	$ (10,399)
Citibank, NA	USD	2,220	10/09/29	1.125%	SIFMA*	Quarterly	(11,523)	-	(11,523)
________ ________ ________
							$ (21,922)	$ -	$ (21,922)
________ ________ ________
* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $9,382,179 or 9.2% of net assets.

(b)				When-Issued or delayed delivery security.
(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2020 and the aggregate market value of these securities amounted to $1,000,000 or 0.98% of net assets.

(d)				Illiquid security.
(e)				Non-income producing security.
(f)				Defaulted.
(g)				Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/23	7/31/14	$173,772	$3	0.00%
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.27% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/22	12/07/17	$289,332	$278,336	0.27%
(i)				Defaulted matured security.
(j)

To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)				Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(l)				Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2020.
(m)				Affiliated investments.
(n)				The rate shown represents the 7-day yield as of period end.
(o)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,041,363 and gross unrealized depreciation of investments was $(456,116), resulting in net unrealized appreciation of $6,585,247.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:
ABS – Asset-Backed Securities
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CME – Chicago Mercantile Exchange
COP – Certificate of Participation
CPI – Consumer Price Index
ETF – Exchange Traded Fund
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rates
NATL – National Interstate Corporation

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$83,232,485	$—	$83,232,485
Investment Companies	2,895,000	—	—	2,895,000
Governments - Treasuries	—	6,179,141	—	6,179,141
Corporates - Investment Grade	—	1,794,198	—	1,794,198
Collateralized Mortgage Obligations	—	1,579,695	—	1,579,695
Corporates - Non-Investment Grade	—	632,446	—	632,446
Commercial Mortgage-Backed Securities	—	602,573	—	602,573
Asset-Backed Securities	—	518,340	—	518,340
Collateralized Loan Obligations	—	249,148	—	249,148
Short-Term Investments	5,504,668	—	—	5,504,668

Total Investments in Securities	8,399,668	94,788,026	—	103,187,694
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	16,202	—	16,202
Centrally Cleared Interest Rate Swaps	—	1,002,693	—	1,002,693
Credit Default Swaps	—	26,645	—	26,645
Liabilities:
Centrally Cleared Credit Default Swaps	—	(442,586)	—	(442,586)
Centrally Cleared Inflation (CPI) Swaps	—	(10,273)	—	(10,273)
Credit Default Swaps	—	(229,841)	—	(229,841)
Inflation (CPI) Swaps	—	(132,018)	—	(132,018)
Interest Rate Swaps	—	(21,922)	—	(21,922)

Total	$8,399,668	$94,996,926	$—	$103,396,594

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$19,362	$13,857	$5,505	$12